NOTE 4: REVERSE TAKEOVER (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfTransactionLineItems [Line Items]
Legal and professional fees relating to the Transaction	$ 1,394,571	$ 1,015,743	$ 1,450,141
Listing fee	0	0	$ (1,308,808)
Fair value of the net assets (liabilities) of Adira
Cash	4,889,824	$ 179,153
Adira
DisclosureOfTransactionLineItems [Line Items]
Consideration - shares	614,415
Legal and professional fees relating to the Transaction	365,871
Net liabilities acquired	328,522
Listing fee	1,308,808
Fair value of the net assets (liabilities) of Adira
Cash	13,000
Accounts payable and accrued liabilities	(341,522)
Fair value of the net assets	$ (328,522)